Employee Benefits, Assumptions Used in Determining Net Period Cost (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Puerto Rico [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		5.30%	5.58%	5.13%
Rate of future salary increases		2.00%	2.00%	2.00%
Percentage of increase in health care costs for the coming year		5.18%	5.53%	5.13%
Brazil [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		3.50%	3.50%	3.50%
Percentage of increase in health care costs for the coming year		9.71%	9.71%	9.71%
Year to which this level will be maintained		2033	2033	2032
Brazil [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		11.05%	11.07%	9.05%
Brazil [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		11.44%	11.40%	9.20%
Mexico [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		9.85%	11.43%	11.65%
Rate of future salary increases		2.80%	2.80%	2.80%
Europe [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Discount rate and long-term rate return		2.75%	2.75%	3.25%
Rate of increase of pensions		1.60%	1.70%	2.50%
Europe [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Employee turnover rate	[1]	0.00%	0.00%	0.00%
Europe [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Employee turnover rate	[1]	0.87%	0.90%	0.91%
Europe [Member] | Actuarial Assumption Rate One [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		3.20%	3.80%	6.00%
Europe [Member] | Actuarial Assumption Rate One [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		2.60%	4.40%
Europe [Member] | Actuarial Assumption Rate Two [Member] | Bottom of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases			2.90%	3.60%
Europe [Member] | Actuarial Assumption Rate Two [Member] | Top of Range [Member]
Assumptions Used in Determining Net Period Cost [Abstract]
Rate of future salary increases		2.80%	3.80%	5.40%

[1]	Depending on years of service